Income Taxes	12 Months Ended
Mar. 31, 2013
Income Tax Disclosure [Abstract]
Income Taxes
17.	Income Taxes

The components of income before income taxes and equity in net earnings of equity method investees are as follows:

	2011	2012	2013
	US$	US$	US$
– Domestic	(4,870,380)	(6,422,577)	(7,177,897)
– Foreign	(898,648)	(973,378)	(4,371,884)

Loss before income taxes and equity in net loss of equity method investee	(5,769,028)	(7,395,955)	(11,549,781)

Current income tax (benefit) expense	17,279	65,555	(33,248)

The reconciliation of estimated income tax expense at Indian statutory income tax rate to income tax expense reported in the statements of comprehensive loss is as follows:

	2011	2012	2013
	US$	US$	US$
Loss before income taxes and equity in net loss of equity method investee	(5,769,028)	(7,395,955)	(11,549,781)

Indian statutory income tax rate	33.218%	32.445%	32.445%

Expected income tax expense (benefit)	(1,916,356)	(2,399,618)	(3,747,327)

Tax effect of:–
Adjustments to reconcile expected income tax expense to reported income tax expense:

Employee stock-based compensation	185,741	298,428	245,313
Valuation allowance recognised during the year	1,805,725	2,337,757	3,060,830
Goodwill Impairment	—	—	648,900
Tax in foreign jurisdictions	(26,208)	(52,715)	(142,710)
Earnings (loss) of equity method investees	(260,996)	(69,995)	27,354
Others	229,373	(48,302)	(125,608)

Income tax (benefit) expense	17,279	65,555	(33,248)

The tax effects of significant temporary differences that resulted in deferred tax assets and liabilities are as follows:

	As of March 31,
	2012	2013
	US$	US$

Net operating loss carry forwards	4,659,466	7,062,788
Depreciation and amortization	4,052,339	4,358,969
Allowances for doubtful accounts receivables	1,091,749	343,500
Employee benefits	290,111	322,573
Minimum alternate tax credit	334,636	314,764
Loss of equity method investees	354,926	270,527

Gross deferred tax assets	10,783,227	12,673,121
Valuation allowance	(10,783,227)	(12,673,121)

Deferred tax assets	—	—

Deferred tax liability:
Intangible assets	244,429	185,982

Net Deferred tax liability	244,429	185,982

Movements in valuation allowance:

	As of March 31,
	2012	2013
	US$	US$
Balance as at beginning of the year	10,375,601	10,783,227
Valuation allowance recognised during the year	2,337,757	3,060,830
Expired net operating carry forward losses	(1,071,323)	(811,255)
Reduction on account of unrecognized tax benefit	4,036	5,010
Effect of currency translation	(862,844)	(364,691)

Balance as at end of the year	10,783,227	12,673,121

Rediff’s net operating loss carry forwards aggregating approximately US$7,676,956 as of March 31, 2013 will expire between April 2013 and March 2019.

As of March 31, 2013, ValuCom has net operating loss carry forwards available to offset future federal taxable income of US$3,033,000, which expire in years 2021 through 2031.

As of March 31, 2013, Rediff Holdings, Inc. has net operating loss carry forwards of approximately US$7,126,000 for federal income tax purposes, which expire in years 2020 through 2032.

Unabsorbed depreciation of US$14,237,632 can be indefinitely carried forward.

Realization of the future tax benefits related to the deferred tax asset is dependent on many factors, including the Company’s ability to generate taxable income within the net operating loss carry forward period. Management has considered these factors and believes that a valuation allowance is required for each of the periods presented.

Recoverable taxes mainly consist of withholding tax on income from advertising services and interest income, which the Company claimed as refund.

A reconciliation of the beginning and ending amount of unrecognized tax benefits during the fiscal years ended March 31, 2012 and 2013 is as follows:

	2012	2013
	US$	US$
Unrecognized tax benefits balance at beginning of the year	32,442	21,224

Gross decrease for tax positions of prior years	(7,090)	(14,483)
Effect of currency translation	(4,128)	(1,260)

Unrecognized tax benefits balance at end of the year	21,224	5,481

The Company’s two major tax jurisdictions are India and the U.S., though the Company also files tax returns in other foreign jurisdiction. In India, tax returns from fiscal year 2010 are subject to examination by the direct taxing authority. The assessments for fiscal year 2000 onwards are subject matters of appeals with the direct taxing authorities. The Company’s U.S. federal and state tax returns pertaining to fiscal year 2012 onwards remains subject to examination in accordance with the statute of limitation prescribed by the relevant authorities.